Leases (Lessee, Future Minimum Lease Payments Under Non-Cancellable Leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Future minimum lease payments under non-cancellable leases for each of the next five years and in aggregate thereafter
2026	$ 3
2027	3
2028	3
2029	3
2030	3
Thereafter	109
Minimum lease payments, Total	124
Less imputed interest	(70)
Total future minimum lease payments for operating leases	54	$ 57
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	4
2027	4
2028	4
2029	4
2030	4
Thereafter	161
Minimum lease payments, Total	181
Less imputed interest	(112)
Total future minimum payments for finance leases	$ 69	$ 21